SecureDesigns® Variable Annuity	SecureDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573

Supplement Dated May 12, 2011
To Prospectus Dated May 1, 2011

Important Information about
Dent Strategic Portfolio

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the liquidation of the Dent Strategic Portfolio fund (referred to herein as “the Fund”), which underlies a Subaccount. The Fund will be liquidated on or about July 15, 2011. Effective as of July 15, 2011, the Dent Strategic Portfolio Subaccount (referred to herein as “the Subaccount”) will no longer be available. Effective July 15, 2011, the Fund will no longer accept new investments or additional investments from existing Contract Owners.

As a result of the liquidation of the Fund, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to July 15, 2011. If no such transfer is made by close of business on July 15, 2011, your Contract Value allocated to the Subaccount will be reallocated to the Rydex | SGI VT Money Market Subaccount. If you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex | SGI VT Money Market Subaccount.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
American Century VP Mid Cap Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra®	II	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Dreyfus IP Technology Growth	Service	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF International Value	Service	The fund seeks long-term capital growth.	The Dreyfus Corporation

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Templeton VIP Founding Funds Allocation	Class 4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services
Invesco V.I. Basic Value	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Capital Development	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock	Series II	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Both capital appreciation and current income	Invesco Advisers, Inc.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason ClearBridge Variable Aggressive Growth	Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason ClearBridge Variable Small Cap Growth	Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason Western Asset Variable Global High Yield Bond	Class II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
MFS® VIT Research International	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Total Return	Service	Seeks total return.	MFS® Investment Management
MFS® VIT Utilities	Service	Seeks total return.	MFS® Investment Management

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Equity	II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Neuberger Berman AMT Socially Responsive	S	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	The Portfolio seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Administrative	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
Royce Micro-Cap	N/A	Long-term growth of capital.	Royce & Associates, LLC
Rydex | SGI VT All Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Aggressive Strategy	N/A	Growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Conservative Strategy	N/A	Primary preservation of capital and secondary long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Moderate Strategy	N/A	Primary growth of capital and secondary preservation of capital	Security Investors, LLC

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI VT Alternative Strategies Allocation	N/A	Return that has a low correlation to the returns of traditional stock and bond asset classes as well as capital appreciation	Security Investors, LLC
Rydex | SGI VT CLS AdvisorOne Amerigo	N/A	Long-term growth of capital without regard to current income	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Clermont	N/A	Combination of current income and growth of capital	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT High Yield	N/A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI VT Large Cap Concentrated Growth	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Core	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Managed Asset Allocation	N/A	High level of total return	Security Investors, LLC	T. Rowe Price Associates, Inc.
Rydex | SGI VT Managed Futures Strategy	N/A	Investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator®—a benchmark for measuring trends in the commodity and financial futures markets	Security Investors, LLC
Rydex | SGI VT Mid Cap Growth	N/A	Capital appreciation	Security Investors, LLC
Rydex | SGI VT Mid Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Money Market	N/A	High a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities	Security Investors, LLC
Rydex | SGI VT MSCI EAFE Equal Weight	N/A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies	N/A	Long-term capital appreciation with less risk than traditional equity funds	Security Investors, LLC
Rydex | SGI VT Small Cap Growth	N/A	Capital appreciation	Security Investors, LLC
Rydex | SGI VT Small Cap Value	N/A	Long-term capital appreciation	Security Investors, LLC
Rydex | SGI VT U.S. Intermediate Bond	N/A	Current income	Security Investors, LLC
Rydex | SGI VT U.S. Long Short Momentum	N/A	Long-term capital appreciation	Security Investors, LLC

Please Retain This Supplement For Future Reference